Financial Statements - Consolidated Statements of Other Comprehensive Income - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Comprehensive Income Abstract
PROFIT (LOSS) FOR THE FISCAL YEAR	$ (1,569,703,000)	$ 1,859,511,000
Items that are or may be Reclassified to Profit or Loss Abstract
Profit or Loss for Financial Instruments at FVOCI	(370,487,000)	(51,668,000)
Adjustment for Reclassifications for the Year	146,471,000	(151,903,000)
Related Income Tax	66,891,000	64,582,000
PROFIT OR LOSS FOR THE FINANCIAL INSTRUMENTS AT FAIR VALUE OTHER COMPREHENSIVE INCOME (FVOCI)	(157,125,000)	(138,989,000)
Items that will not be Reclassified to Profit or Loss Abstract
Profit or Loss for the Year for the Share in OCI from Associates in Equity-method	129,378,000	(3,643,000)
SHARE IN OTHER COMPREHENSIVE INCOME (OCI) FROM INVESTEES AT EQUITY METHOD	129,378,000	(3,643,000)
TOTAL OTHER COMPREHENSIVE LOSS, NET OF TAX	(27,747,000)	(142,632,000)
TOTAL COMPREHENSIVE (LOSS) INCOME FOR THE YEAR	(1,597,450,000)	1,716,879,000
COMPREHENSIVE INCOME ATTRIBUTABLE TO OWNERS OF THE BANK	(1,517,479,000)	1,761,188,000
COMPREHENSIVE INCOME ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	$ (79,971,000)	$ (44,309,000)